As filed with the Securities and Exchange Commission

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
                   Professionally Managed Portfolios
777 E. Wisconsin Ave, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2011

Jordan Opportunity Fund 3/31/11 N-Q

Item 1. Schedule of Investments.

JORDAN OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 89.6%
Airlines - 6.6%
272,875	Delta Air Lines, Inc. (a)	$2,674,175
136,390	United Continental Holdings, Inc. (a)	3,135,607
231,120	US Airways Group, Inc. (a)	2,013,055
		7,822,837
Beverages - 4.9%
50,670	The Coca Cola Co.	3,361,955
37,390	Pepsico, Inc.	2,408,290
		5,770,245
Chemicals - 13.9%
25,370	Agrium, Inc.	2,340,636
23,245	CF Industries Holdings, Inc.	3,179,683
137,670	Huntsman Corp.	2,392,705
34,900	Monsanto Co.	2,521,874
43,640	Mosaic Co.	3,436,650
43,170	PotashCorp., Inc. - ADR	2,544,008
		16,415,556
Communications Equipment - 9.9%
101,360	CIENA Corp. (a)	2,631,306
143,920	JDS Uniphase Corp. (a)	2,999,293
69,630	Oplink Communications, Inc. (a)	1,357,089
85,040	QUALCOMM, Inc.	4,662,743
		11,650,431
Computers & Peripherals - 7.3%
12,565	Apple, Inc. (a)	4,378,274
92,960	SanDisk Corp. (a)	4,284,526
		8,662,800
Consumer Finance - 2.1%
48,840	Capital One Financial Corp.	2,537,726

Food Products - 5.8%
68,400	Archer Daniels Midland Co.	2,463,084
50,460	General Mills, Inc.	1,844,313
53,360	H.J. Heinz Co.	2,605,035
		6,912,432
Internet Software & Services - 2.7%
5,381	Google, Inc. (a)	3,154,396

Machinery - 2.6%
31,330	Deere & Co.	3,035,564

Media - 13.4%
30,250	Discovery Communications, Inc. (a)	1,206,975
209,270	News Corp.	3,674,781
96,440	Time Warner, Inc.	3,442,908
67,830	Viacom, Inc.	3,155,452
102,880	The Walt Disney Co.	4,433,099
		15,913,215

Metals & Mining - 4.6%
18,260	Agnico-Eagle Mines Ltd.	1,211,551
58,470	Barrick Gold Corp.	3,035,177
75,730	Kinross Gold Corp.	1,192,748
		5,439,476
Oil, Gas & Consumable Fuels - 4.4%
39,250	Alpha Natural Resources, Inc. (a)	2,330,273
31,570	CONSOL Energy, Inc.	1,693,099
16,190	Peabody Energy Corp.	1,165,032
		5,188,404
Road & Rail - 2.1%
25,340	Union Pacific Corp.	2,491,682

Semiconductors & Semiconductor Equipment - 9.3%
89,050	ASML Holding NV - ADR	3,962,725
34,720	Broadcom Corp.	1,367,274
94,140	KLA-Tencor Corp.	4,459,411
69,680	Teradyne, Inc. (a)	1,241,001
		11,030,411
TOTAL COMMON STOCKS
(Cost $93,770,087)		106,025,175

INVESTMENT COMPANY - 4.0%
Closed End Fund - 4.0%
211,400	Central Fund of Canada Ltd.	4,729,018
TOTAL INVESTMENT COMPANY
(Cost $4,489,333)		4,729,018
PUT OPTION PURCHASED - 0.1%
Index Option - 0.1%
440	PHLX Semiconductor Sector Expiration: April, 2011, Exercise Price: $410.00	70,400
TOTAL PUT OPTION PURCHASED
(Cost $381,852)		70,400
SHORT-TERM INVESTMENT - 5.7%
6,772,379	Invesco Short-Term Treasury Portfolio-Institutional Class, 0.020% (b)	6,772,379
TOTAL SHORT-TERM INVESTMENT
(Cost $6,772,379)		6,772,379
TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost $105,413,651)		117,596,972
Other Assets in Excess of Liabilities - 0.6%		664,913
TOTAL NET ASSETS - 100.0%		$118,261,885

(a)	Non-income producing security.
ADR	American Depository Receipt
(b)	7-day yield as of March 31, 2011

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows+:

Cost of investments				$105,909,824
Gross unrealized appreciation				14,268,686
Gross unrealized depreciation				(2,581,538)
Net unrealized appreciation				$11,687,148

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Jordan Opportunity Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at March 31, 2011 (Unaudited)

The Jordan Opportunity Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011:
Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$106,025,175	$-	$-	$106,025,175
Investment Company	4,729,018	-	-	4,729,018
Put Option Purchased	70,400	-	-	70,400
Short-Term Investment	6,772,379	-	-	6,772,379
Total Investments in Securities	$117,596,972	$-	$-	$117,596,972

^ See Schedule of Investments for industry breakout.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Eric W. Falkeis
            Eric W. Falkeis, President

Date  May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
  Eric W. Falkeis, President

Date May 26, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
 Patrick J. Rudnick, Treasurer

Date May 23, 2011

* Print the name and title of each signing officer under his or her signature.

Jordan Opportunity Fund 3/31/11 N-Q

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

Jordan Opportunity Fund 3/31/11 N-Q